Restatement (Details) - Schedule of balance sheet	Sep. 30, 2021 USD ($)
(As Reported) [Member]
Current assets:
Cash	$ 1,082
Prepaid expenses
Total current assets	1,082
Total assets	1,082
Current liabilities:
Accounts payable and accrued expenses	4,218,421
Accrued payroll and related expenses	4,037,298
Deferred revenue	25,000
Advances	122,000
Non-convertible notes payable, current portion, net of debt discount of $15,862 and $0, respectively	1,759,589
Derivative liabilities	4,289,634
Convertible notes payable	3,063,970
Total current liabilities	17,515,912
Non-convertible notes payable, net of debt discount of $1,636 and $0, respectively	128,857
Total liabilities	17,644,769
Preferred stock - 10,000,000 shares authorized:
Preferred stock - Series X, $0.0001 par value, $20,000 stated value, 100 shares authorized; 26.05 and 16.05 shares issued and outstanding, respectively
Preferred stock - Series Y, $0.001 par value, $20,000 stated value, 1,000 shares authorized; 720.515674 and 654.781794 shares issued; 720.515674 and 626.995464 shares outstanding, and 0 and 27.78633 to be issued, respectively	1
Preferred stock - Series Z, $0.001 par value, $20,000 stated value, 500 shares authorized; 500 and 0 shares issued; 0 and 0 shares outstanding, and 500 and 0 to be issued, respectively	1
Common stock, $0.001par value, 1,200,000,000 shares authorized; 499,871,337 and 493,726,405 shares issued and outstanding, respectively	499,871
Common stock to be issued, 906,373,564 and 907,379,814 shares, respectively	906,374
Additional paid in capital	299,667,352
Discount on preferred stock
Accumulated deficit	(318,717,287)
Total stockholders' deficit	(17,643,687)
Total liabilities and stockholders' deficit	1,082
(As Reported) [Member] | Series C Preferred Stock [Member]
Preferred stock - 10,000,000 shares authorized:
Preferred stock - Series	1
(As Reported) [Member] | Series A Preferred Stock [Member]
Preferred stock - 10,000,000 shares authorized:
Preferred stock - Series
(As Reported) [Member] | Series B Preferred Stock [Member]
Preferred stock - 10,000,000 shares authorized:
Preferred stock - Series
Restatement Adjustment [Member]
Current assets:
Cash
Prepaid expenses
Total current assets
Total assets
Current liabilities:
Accounts payable and accrued expenses	24,400
Non-convertible notes payable, current portion, net of debt discount of $15,862 and $0, respectively	493
Total current liabilities	24,893
Non-convertible notes payable, net of debt discount of $1,636 and $0, respectively	(493)
Total liabilities	24,400
Preferred stock - 10,000,000 shares authorized:
Preferred stock - Series X, $0.0001 par value, $20,000 stated value, 100 shares authorized; 26.05 and 16.05 shares issued and outstanding, respectively
Additional paid in capital	6,378,799
Discount on preferred stock
Accumulated deficit	(6,403,199)
Total stockholders' deficit	(24,400)
Restatement Adjustment [Member] | Series A Preferred Stock [Member]
Preferred stock - 10,000,000 shares authorized:
Preferred stock - Series
Restatement Adjustment [Member] | Series B Preferred Stock [Member]
Preferred stock - 10,000,000 shares authorized:
Preferred stock - Series
(As Restated) [Member]
Current assets:
Cash	1,082
Prepaid expenses
Total current assets	1,082
Total assets	1,082
Current liabilities:
Accounts payable and accrued expenses	4,242,821
Accrued payroll and related expenses	4,037,298
Deferred revenue	25,000
Advances	122,000
Non-convertible notes payable, current portion, net of debt discount of $15,862 and $0, respectively	1,760,082
Derivative liabilities	4,289,634
Convertible notes payable	3,063,970
Total current liabilities	17,540,805
Non-convertible notes payable, net of debt discount of $1,636 and $0, respectively	128,364
Total liabilities	17,669,169
Preferred stock - 10,000,000 shares authorized:
Preferred stock - Series X, $0.0001 par value, $20,000 stated value, 100 shares authorized; 26.05 and 16.05 shares issued and outstanding, respectively
Preferred stock - Series Y, $0.001 par value, $20,000 stated value, 1,000 shares authorized; 720.515674 and 654.781794 shares issued; 720.515674 and 626.995464 shares outstanding, and 0 and 27.78633 to be issued, respectively	1
Preferred stock - Series Z, $0.001 par value, $20,000 stated value, 500 shares authorized; 500 and 0 shares issued; 0 and 0 shares outstanding, and 500 and 0 to be issued, respectively	1
Common stock, $0.001par value, 1,200,000,000 shares authorized; 499,871,337 and 493,726,405 shares issued and outstanding, respectively	499,871
Common stock to be issued, 906,373,564 and 907,379,814 shares, respectively	906,374
Additional paid in capital	306,046,151
Discount on preferred stock
Accumulated deficit	(325,120,486)
Total stockholders' deficit	(17,668,087)
Total liabilities and stockholders' deficit	1,082
(As Restated) [Member] | Series C Preferred Stock [Member]
Preferred stock - 10,000,000 shares authorized:
Preferred stock - Series	1
(As Restated) [Member] | Series A Preferred Stock [Member]
Preferred stock - 10,000,000 shares authorized:
Preferred stock - Series
(As Restated) [Member] | Series B Preferred Stock [Member]
Preferred stock - 10,000,000 shares authorized:
Preferred stock - Series